Marketable debt securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 31,587	$ 59,973
Gross Unrealized Gains	72	56
Gross Unrealized Losses	(37)	(67)
Estimated Fair Value	31,622	59,962
Corporate bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	19,893	29,688
Gross Unrealized Gains	49	5
Gross Unrealized Losses	(37)	(67)
Estimated Fair Value	19,905	29,626
Treasury bills [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		13,120
Gross Unrealized Gains		35
Gross Unrealized Losses		0
Estimated Fair Value		13,155
Commercial papers [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	11,694	17,165
Gross Unrealized Gains	23	16
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 11,717	$ 17,181